Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Retirement Income 2020 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.51%
T. Rowe Price Retirement Income 2020 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.36%
T. Rowe Price Retirement Income 2025 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.53%
T. Rowe Price Retirement Income 2025 Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.37%

[1]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.
[2]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.